SCHEDULE OF COMPANY AND SUBSIDIARIES (Details)	12 Months Ended
	Sep. 30, 2024	Apr. 28, 2023
Youxin Cloud B VI Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	100.00%
Youxin Cloud HK Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	100.00%
Hainan Youxin Mutual Enterprise Management Co., Ltd. ("WFOE") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	100.00%	100.00%
Guangzhou Youxin Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	100.00%
Youxin Cloud B VI Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	November 10, 2022
Place of incorporation	British Virgin Islands (“BVI”) Company
Principle activities	Holding company
Youxin Cloud HK Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	December 13, 2022
Place of incorporation	Hong Kong (“HK”) Limited Company
Principle activities	Holding company
Hainan Youxin Mutual Enterprise Management Co., Ltd. ("WFOE") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	February 17, 2023
Place of incorporation	The People’s Republic Of China (“PRC”) Company
Principle activities	Holding company
Guangzhou Youxin Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	March 12, 2018
Place of incorporation	The People’s Republic Of China (“PRC”) Company
Principle activities	PaaS and SaaS products